Note 53	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	Related-party transactions
As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. These transactions are not significant and are carried out under normal market conditions. As of December 31, 2023, 2022 and 2021, the following are the transactions with related parties:
Transactions with significant shareholders
As of December 31, 2023, 2022 and 2021, there were no shareholders considered significant (see Note 26).
Transactions with BBVA Group entities
The balances of the main captions in the consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	2023	2022	2021
Assets
Loans and advances to credit institutions	5	9	9
Loans and advances to customers	791	1,842	2,031
Debt securities	4	7	7
Liabilities
Deposits from credit institutions	—	1	1
Customer deposits	134	204	296
Memorandum accounts
Financial guarantees given	177	136	154
Other commitments given	595	751	1,056
Loan commitments given	119	10	11
The balances of the main captions in the consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2023	2022	2021
Income statement
Interest and other income	44	20	16
Interest expense	4	2	—
Fee and commission income	4	5	8
Fee and commission expense	49	40	31
There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments (see Note 25) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the consolidated financial statements.
Transactions with members of the Board of Directors and Senior Management
The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance at 31st December of each year (thousands of Euros)
	2023				2022				2021
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	531	243	5,553	727	668	1,880	6,321	764	765	207	5,419	573
Bank guarantees	—	—	10	—	—	—	10	—	—	—	10	—
Business credit	—	—	—	—	—	—	—	—	—	—	—	—
(1) Excluding executive directors
Information on remuneration paid and other benefits granted to members of the Board of Directors and Senior Management of BBVA is provided in Note 54.